Stock Option Plans (Outstanding Stock Option on Result of Operation) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012
Stock-Based Compensation Expense:
Stock Options			$ (201,671)	$ (139,926)	$ (159,272)		$ (172,233)
Income Tax Benefit	0	0	0	0	0		0
Increase in Loss Per Share:
Basic					$ (1.69)		$ 0.09
Diluted					$ (1.69)	[1]	$ 0.09	[1]
Earnings Per Share, Basic and Diluted	$ (0.31)	$ (0.26)	$ (0.15)	$ (0.93)
Stock options
Stock-Based Compensation Expense:
Stock Options	97,977	101,232	136,671	139,926	159,272		172,233
Income Tax Benefit	0	0	0	0	0		0
Net Decrease in Net Income	$ 97,977	$ 101,232	$ 136,671	$ 139,926	$ 159,272		$ 172,233
Increase in Loss Per Share:
Basic					$ 0.027		$ 0.049
Diluted					$ 0.027		$ 0.048
Earnings Per Share, Basic and Diluted	$ 0.0093	$ 0.0141	$ 0.0133	$ 0.0293

[1]	Due to net loss for period, dilutive loss per share is the same as basic.